Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Interest expense									$ (4,907)	$ (6,184)
Income before equity in undistributed net earnings of subsidiaries									7,552	7,304
Income tax benefit									1,373	1,725
Net income	1,043	1,566	1,657	1,913	1,966	1,384	936	1,293	6,179	5,579
Comprehensive income									3,579	4,100
FCBC [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiaries									7,888	4,747
Interest expense									(740)	(833)
Pension expense									(4,072)	(1,257)
Other expense, net									(952)	(854)
Income before equity in undistributed net earnings of subsidiaries									2,124	1,803
Income tax benefit									1,960	1,001
Equity in undistributed net earnings of subsidiaries									2,095	2,775
Net income									$ 6,179	$ 5,579